Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short-Term Investments

Short-term investments include the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Investment in equity securities with readily determinable fair value	22,339,045	3,587,063
Investment in warrants	3,875,947	131,498
Short-term investments	26,214,992	3,718,561